SEGMENT INFORMATION (Schedule of Depreciation and Amortisation by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	$ 1,866	$ 1,714	$ 2,530
Amortisation	917	1,403	2,368
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	204	127	322
Amortisation	69	32	642
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	1,662	1,587	2,208
Amortisation	$ 848	$ 1,371	$ 1,726